NOTES PAYABLE AND CONVERTIBLE NOTES (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Notes Payable And Convertible Notes
SCHEDULE OF PROMISSORY NOTES OUTSTANDING

The Company’s promissory notes outstanding at December 31, 2025 and June 30, 2025 were as follows:

	December 31, 2025 (Unaudited)	June 30, 2025
Principal amounts of notes payable	$-	$589,277
Unamortized discounts	-	(45,965)
Notes payable, net	$-	$543,312

The Company’s promissory notes outstanding at June 30, 2025 and 2024 were as follows:

	June 30, 2025	June 30, 2024
Principal amounts of notes payable	$589,277	$230,400
Unamortized discounts	(45,965)	(25,706)
Notes payable, net	$543,312	$204,694

SCHEDULE OF CONVERTIBLE NOTES

The Company’s convertible notes outstanding at December 31, 2025 and June 30, 2025 were as follows:

	December 31, 2025 (Unaudited)	June 30, 2025
Convertible notes and debenture	$55,000	$520,797
Unamortized discounts	-	(97,276)
Premium, net	-	114,400
Convertible notes, net	$55,000	$537,921

The Company’s convertible notes outstanding at June 30, 2025 and 2024 were as follows:

	June 30, 2025	June 30, 2024
Convertible notes and debenture	$520,797	$313,550
Unamortized discounts	(97,276)	(38,854)
Premium, net	114,400	124,629
Convertible notes, net	$537,921	$399,325